CONDENSED STATEMENTS OF CASH FLOWS (Parent Company) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (36.5)	$ (21.6)	$ (88.4)	$ (75.8)	$ (108.5)	$ (52.9)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation			1.1	0.3	0.6	0.1
Stock-based compensation			7.3	2.3	4.3	2.1
Change in fair value of warrant liability					0.0	0.2
Change in assets and liabilities
Other assets			(11.4)	(4.1)	(1.1)	(0.4)
Trade payables			0.3	(0.8)	(0.8)	0.2
Net cash used in operating activities			(71.0)	(60.4)	(78.1)	(40.8)
Cash flows from investing activities:
Purchases of property and equipment			(3.1)	(3.0)	(2.7)	(0.7)
Purchases of intangible assets					(0.6)	0.0
Net cash provided by (used in) investing activities			36.3	(38.7)	(54.0)	6.4
Cash flows from financing activities:
Issuance of preferred stock, net				299.4	299.4	119.8
Proceeds from stock exercises			0.3	0.5	0.7	0.1
Net cash provided by financing activities			339.6	299.9	300.1	119.9
Net increase in cash, cash equivalents and restricted cash			305.4	200.8	167.9	85.5
Cash, cash equivalents and restricted cash at beginning of period	270.3	102.4	270.3	102.4	102.4	16.9
Cash, cash equivalents and restricted cash at end of period			575.7	303.2	270.3	102.4
Parent Company
Cash flows from operating activities:
Net loss					(108.5)	(53.0)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation					0.3	0.1
Stock-based compensation					2.3	0.7
Change in fair value of warrant liability					0.0	0.2
Equity in undistributed earnings of subsidiaries					90.7	46.4
Change in assets and liabilities
Intercompany receivable					(11.8)	(0.7)
Other assets					(0.5)	(0.7)
Trade payables					(1.1)	(0.7)
Intercompany payable					6.6	(0.3)
Other liabilities					4.9	5.8
Net cash used in operating activities					(17.1)	(2.2)
Cash flows from investing activities:
Investments in subsidiaries					(117.2)	(55.4)
Purchases of property and equipment					(1.7)	(0.5)
Purchases of intangible assets					(0.6)	0.0
Net cash provided by (used in) investing activities					(119.5)	(55.9)
Cash flows from financing activities:
Issuance of preferred stock, net					299.4	119.8
Proceeds from stock exercises					0.5	0.1
Net cash provided by financing activities					299.9	119.9
Net increase in cash, cash equivalents and restricted cash					163.3	61.8
Cash, cash equivalents and restricted cash at beginning of period	$ 239.7	$ 76.4	$ 239.7	$ 76.4	76.4	14.6
Cash, cash equivalents and restricted cash at end of period					$ 239.7	$ 76.4